OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capital improvements in progress	$ 284	$ 591
Collateral deposits on swap agreements	12,000	10,368
Value of acquired charter-out contracts, net	6,171	7,607
Other	0	566
Other long-term assets	$ 18,455	$ 19,132